Condensed consolidated statements of profit or loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Condensed consolidated statements of profit or loss
Revenues	$ 132,824	$ 129,930	$ 271,302	$ 258,215
Net pool allocation	6,958	492	15,611	1,320
Voyage expenses and commissions	(4,634)	(3,319)	(9,915)	(6,191)
Vessel operating and supervision costs	(32,703)	(29,833)	(67,016)	(57,322)
Depreciation	(38,813)	(34,451)	(74,342)	(68,159)
General and administrative expenses	(10,352)	(10,246)	(22,365)	(20,225)
Profit from operations	53,280	52,573	113,275	107,638
Financial costs	(42,000)	(37,078)	(78,597)	(69,602)
Financial income	1,294	744	2,310	1,135
(Loss)/gain on derivatives	1,167	(9,720)	18,938	(9,722)
Share of profit of associates	471	385	827	847
Total other expenses, net	(39,068)	(45,669)	(56,522)	(77,342)
Profit for the period	14,212	6,904	56,753	30,296
Attributable to:
Owners of the Group	(3,620)	(7,515)	15,684	1,237
Non-controlling interests	$ 17,832	$ 14,419	$ 41,069	$ 29,059
Loss per share - basic and diluted
(Loss)/earnings per share - basic and diluted	$ (0.08)	$ (0.12)	$ 0.13	$ (0.05)